Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	$ 14,211,339	$ 3,180,927
Less current portion of loans and borrowings		3,180,927
Loans and borrowings (note 11)	14,211,339
Revolving facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings		$ 3,180,927
Promissory Note
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	$ 14,211,339